Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
24.          SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash Paid for Interest and Income Taxes (all amounts in thousands):

	Year Ended December 31,
	2014	2013
Interest	$592	$1,693
Income taxes	244	133

Non-Cash Investing and Financing Activities (all amounts in thousands):

	Year Ended December 31,
	2014	2013
Series A Convertible Preferred stock accrued dividend	$509	$55
Series C Preferred stock accrued dividend	103	0
Series A, Series B and Series C Preferred stock deemed dividends	4,921	4,000
Adjustment to warrant liability upon warrant exercise	44	0
Issuance of 350,000 shares to JFC in connection with settling a contingent consideration liability resulting from the acquisition of CSP	241	0
Issuance of 242,308 shares to related party	157	0
Warrants liability recorded in connection with common and preferred warrants	0	5,607
Litigation award payable accounted for as a receivable due from related party	0	134
Amendment and adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan recorded within warrant liability	0	241